Premises, Equipment and Leases (Depreciation and Useful Lives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 4,524	$ 5,157	$ 5,824
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	1 year
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	40 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	2 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, estimated useful life	10 years